Accounts receivable, net	12 Months Ended
Dec. 31, 2025
Accounts receivable, net
Accounts receivable, net
7.	Accounts receivable, net
Accounts receivable, net consist of the following:

	As of December 31,
	2024	2025
	(RMB in millions)
Logistics receivables	13,797	13,715
Online retail and online marketplace receivables (*)	13,206	14,310
Advertising receivables and others	658	1,397

Accounts receivable	27,661	29,422
Allowance for doubtful accounts	(2,065)	(2,089)

Accounts receivable, net	25,596	27,333

The movements in the allowance for doubtful accounts are as follows:

	For the year ended December 31,
	2023	2024	2025
	(RMB in millions)
Balance at beginning of the year	(1,582)	(1,888)	(2,065)
Additions	(542)	(376)	(739)
Write-off	236	199	715

Balance at end of the year	(1,888)	(2,065)	(2,089)

(*)
The accounts receivable in relation to consumer financing business is included in online retail and online marketplace receivables. As JD Technology performs credit risk assessment services for the individuals and purchases the past-due
receivables from the Group at carrying values to absorb the risks and obtain the returns from such financing arrangements, no allowance for doubtful accounts in relation to consumer financing receivables was provided.